November 18, 2016

Securities and Exchange Commission                            VIA EDGAR
Office of Insurance Products
Attn: Kimberly A. Browning
100 “F” Street NE
Washington, D.C. 20549-8629

Re:     Pre-effective Amendment No. 1 to a registration statement on Form N-6 for Symetra Life Insurance
Company and Symetra Separate Account SL (File No. 811-04909)
File No. 333-213191

Dear Ms. Browning:

Symetra Life Insurance Company (“Symetra Life”) and Symetra Separate Account SL (the “Registrant”) are filing pre-effective amendment number 1 to the Form N-6 registration statement (File Nos. 811-04909/333-213191( (the “Amendment”) via EDGAR. The Amendment contains changes made to the initial filing of the registration statement in response to comments from the Commission staff in a letter dated October 17, 2016, as well as additional changes, updates and completion of incomplete items.

The following are the staff’s comments in bold followed by Symetra Life’s response to those comments. Where page numbers are referenced in Symetra Life’s responses, references are to the page number containing the language in the revised prospectus provided herein. Along with the changes made in response to staff comments, Symetra Life has also made other changes to the registration statement.

General

1.Please advise supplementally whether there are any types of guarantees or support agreements with third parties to support any Policy features or benefits, or whether SSASL will be solely responsible for any benefits or features associated with the Policy.

•
Symetra Life or the Registrant are solely responsible for all benefits under the Policy. There are no guarantees from or support agreements with third parties to support any Policy features or benefits.

2.Please confirm that in each instance where SSASL reserves the right to change, to cancel, or to modify a benefit or contract term, all related material information is disclosed in the prospectus regarding any such reservation, including the circumstances under which a change would be made, any applicable time periods, and the form and timing of notice to contract owners.

•
Symetra Life confirms that in each instance where SSASL reserves the right to change, to cancel, or to modify a benefit or contract term, all related material information is disclosed in the prospectus regarding any such reservation, including the circumstances under which a change would be made, any applicable time periods, and the form and timing of notice to contract owners.

Front Cover Page
3.Please conform the EDGAR name identifier for this contract, “Milestone VUL,” to that shown on the Front Cover Page, “Milestone VUL-G.”

•	Symetra Life has conformed the EDGAR name identifier for the contract to be “Milestone VUL - G”.

4.The third paragraph indicates that those who already own a life insurance policy may find it disadvantageous to buy additional life insurance or to replace a policy with the Policy, and that it may not be advantageous to borrow money to purchase the Policy or to take withdrawals from another policy to make premium payments under the Policy. At an appropriate location in the prospectus, please clarify these scenarios by explaining the negative consequences they cause.

•	Symetra Life has removed this disclosure from the Front Cover Page as it is not required by Form N-6.
Prospectus

5.In various sections of the prospectus, the disclosure indicates SSASL “may assess a charge on withdrawals” (e.g., under the “Withdrawals” and “Long-Term Financial Planning” sections on page two). Please revise these disclosures to specify when SSASL assesses such charges or include cross-references indicating where this specific information is located in the prospectus.

•
Where appropriate, Symetra Life has removed certain disclosure indicating that SSASL may assess a charge on withdrawals. In other sections, Symetra Life has provided a cross reference to the "Access to your Policy Value" where a more specific discussion regarding the possibility of an administrative charge on withdrawals can be found.

Benefit/Risk Summary (P. 1)

6.We note this section references a “Glossary,” while the Table of Contents shows a “Definitions” caption located on page 36 of the prospectus. To avoid confusion, please revise the disclosure to include only one of these terms.

•	Symetra Life has used the term "Definitions" and replaced any reference to Glossary throughout the prospectus.

7.The third paragraph indicates that state variations may apply to the Policy, including certain features, riders, charges and fees. Please note that all material state-required variations to the terms of the Contract should be disclosed in the prospectus. Accordingly, please revise the prospectus to disclose all such state variations, including any circumstances under which a particular rider may not be available in a particular state. Also, please delete the disclosure indicating that Policy owners should refer to their Policy for these variations and make conforming changes throughout the registration statement or whenever such disclosure appears, include disclosure confirming that all material state variations are disclosed in the prospectus.

•	Symetra Life has revised the disclosure found under the third paragraph of the Benefit Risk Summary section and added Appendix B to the prospectus to describe any state variations of the Policy.

Premiums (P. 1)

8.Please clarify, using plain English principals, the disclosure stating “paying planned premiums will not guarantee that the Policy will remain in force.” Does this mean the Policy may terminate without value? If yes, specify as much in plain English and make conforming changes throughout the prospectus.

•	Symetra Life has added a cross-reference in the Premiums section to disclosure regarding premium payments and policy lapse.

9.The disclosure is confusing with respect to the current availability of the Fixed Account as an investment option under the Contract. For example, the third sentence under this Premiums subcaption describes the Fixed Account in conditional terms (i.e., “[i]f . . . the Fixed Account [is available]”). Please revise all disclosure regarding the Fixed Account to specify, in unequivocal terms, the Account’s current availability and the possibility that it will become unavailable.

•
Symetra Life reserves the right to restrict or remove the Fixed Account as an available investment option under the Policy. We have clarified, where appropriate, that the Fixed Account is not available as an allocation option when the Lapse Protection Benefit Rider is in effect.

Right to Examine the Policy (P.2)

10.The use of the term “THE POLICY” in this section is confusing as an investor may believe this disclosure is referencing his or her actual Policy, rather than a section of the prospectus. Please consider clarifying this disclosure (e.g., by stating “in the section of the prospectus titled “THE POLICY”). Also, add a cross-reference identifying the page in the prospectus where “THE POLICY” section is discussed. Further, consider adding a sub-heading titled ”Cancellation Period” to “THE POLICY” section so that investors may easily locate that information in the prospectus.

•	Symetra Life has clarified the disclosure in the Policy Risks section to point to the "Right to Examine" discussion under the section titled THE POLICY.

Tax Benefits (P.2)

11.Please clarify that, although the death benefit may be excluded from the gross income of the beneficiary, state taxes may apply.

•	Symetra Life has added disclosure that state taxes may apply to the death benefit.

Risk of Lapse (P.3)

12.Please disclose the meaning of the term “[i]nsufficient premiums,” which appears in the first sentence.

•	Symetra Life has revised the disclosure under Risk of Lapse to clarify the meaning of the term insufficient premiums.

Fee Table (P.4)

13.	In the preamble to the fee table:

a.
In the first paragraph, please disclose how a Contract owner may obtain more information about the particular cost of insurance or other charges that would apply to him. See Instruction 3(b) to Item 3 of Form N-6.

•	Symetra Life has added disclosure regarding how a Policy Owner may obtain information about the particular cost of insurance charge or other charges in footnotes to the Fee Table.

b.	In the second paragraph, please add surrender charges to the list of fees and charges discussed in the paragraph.

•	Symetra Life has added surrender charges to the list of fees and charges discussed in the second paragraph of the Fee Table preamble.

Supplemental Benefits (Riders) (P. 30)

14.Please specify in the disclosure the extent to which the riders may be used concurrently, including the Lapse Protection Benefit Rider, which is discussed earlier in the prospectus.

•	Symetra Life has added disclosure to clarify which of the riders may be used concurrently.

Accelerated Death Benefit For Chronic Illness Rider (P. 30)

15.In the first sentence of the last paragraph, we note what appear to be typographical errors, (i.e., the inclusion of the words “is” and “can be”). Please revise the disclosure as appropriate.

•	Symetra Life has corrected the typographical errors found under the Accelerated Death Benefit For Chronic Illness Rider discussion.

Statement of Additional Information (SAI)

16.Please confirm that the SAI includes the disclosure required by Items 16, 17, 18, 19, 22, and 23.

•	Symetra Life confirms that the SAI includes disclosure required by Items 16, 17, 18, 19, 22 and 23.

Front Cover Page (P. 1)

17.The SAI indicates that it “expands upon subjects discussed in the prospectus.” If applicable, please add disclosure responsive to Item 15(a)(3)(C) of Form N-6.

•	Symetra Life has revised the disclosure on the Front Cover Page of the SAI to indicate the SAI should be read in conjunction with the prospectus.

Distribution (P. 5)

18.Please clarify how Symetra Securities, Inc. is an affiliate. See Item 20(a) of Form N-6. Also, confirm that the SAI includes all disclosure required by Item 20 of Form N-6, as applicable.

•	Symetra Life has added disclosure to clarify that Symetra Securities, Inc. and the Depositor are affiliates and wholly-owned subsidiaries of Symetra Financial Corporation.

Other Information

Exhibit 26.R-Powers of Attorney

19.In the next pre-effective amendment to the registration statement, please include a power of attorney that is dated, executed, and that relates specifically to this registration statement. See rule 483(b) of Regulation C under the Securities Act.

•	Symetra Life did not utilize a power of attorney for this pre-effective amendment.

Additional Comments

Financial Statements, Exhibits, and Certain Other Information

20. Any financial statements, exhibits, and any other required disclosure not included in this registration statement must be filed by pre-effective amendment to the registration statement. We may have further comments when you supply the omitted information.

•	Symetra Life will fill any financial statements, exhibits, and other required disclosure in a pre-effective amendment to the registration statement.

21. Please note that that any exhibit filed with regard to a rider should show the full name of the rider.

•	Symetra Life confirms that exhibits filed with regard to a rider show the full name of the rider.

In connection with the above referenced filing and subsequent comments made by the Commission, Symetra Life on behalf of the Separate Account acknowledges that:

•	The Separate Account is responsible for the adequacy and accuracy of the disclosures in the filings;

•
The Staff’s comments or suggested changes to the disclosure in response to staff comments in the filings reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filings; and

•	The Separate Account may not assert staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Please contact me at (425) 256-8764 to discuss this response at your earliest convenience. Thank you in advance for your assistance in this matter.

Sincerely,

Michaelanne Ehrenberg
Vice President and Associate General Counsel
Symetra Life Insurance Company